Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended										12 Months Ended
	Mar. 31, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net revenues	$ 688,912		$ 734,413	$ 708,824	$ 670,697	$ 622,995	$ 681,747	$ 648,783	$ 630,523	$ 609,703	$ 2,736,929	$ 2,570,756	$ 2,461,044
Cost of revenue	444,324					383,337					1,683,704	1,554,707	1,493,547
Gross profit	244,588		278,530	279,633	255,404	239,658	276,075	256,351	246,768	236,855	1,053,225	1,016,049	967,497
Operating expenses:
Selling, general and administrative expenses	171,109	[1]				160,858					689,847	653,029	608,114
Amortization of acquired intangible assets	9,936					7,242					36,412	27,183	28,513
Other operating (income) expense, net	(218)					(7,538)					(1,661)	(4,940)	(3,322)
Income from operations	63,761		72,049	97,451	80,031	79,096	98,092	87,124	79,940	75,622	328,627	340,777	334,192
Foreign exchange gains (losses), net	4,798					(4,913)					1,996	2,630	5,269
Interest income (expense), net	(8,100)					(5,493)					(31,735)	(16,184)	(31,267)
Other income (expense), net	15,550					553					26,238	10,120	4,360
Income before equity-method investment activity, net and income tax expense	76,009		81,559	89,742	84,582	69,243	95,502	87,360	81,818	72,664	325,126	337,343	312,554
Equity-method investment activity, net						(4,558)					(4,543)	(7,698)	(10,800)
Income before income tax expense	76,009					64,685					320,583	329,645	301,754
Income tax expense	12,075					12,245					59,742	62,098	61,937
Net income	63,934	[2]	66,138	73,161	69,102	52,440	76,066	68,188	64,788	58,505	260,841	267,547	239,817
Net loss attributable to redeemable non-controlling interest	761		944	584	(156)	898	232	734	882	289	2,270	2,137
Net income attributable to Genpact Limited shareholders	64,695	[2]	$ 67,082	$ 73,745	$ 68,946	53,338	$ 76,298	$ 68,922	$ 65,670	$ 58,794	263,111	269,684	239,817
Net income available to Genpact Limited common shareholders	$ 64,695					$ 53,338					$ 263,111	$ 269,684	$ 239,817
Earnings per common share attributable to Genpact Limited common shareholders
Basic	$ 0.34		$ 0.35	$ 0.38	$ 0.36	$ 0.27	$ 0.38	$ 0.33	$ 0.31	$ 0.28	$ 1.36	$ 1.30	$ 1.11
Diluted	$ 0.33		$ 0.34	$ 0.38	$ 0.36	$ 0.26	$ 0.38	$ 0.33	$ 0.31	$ 0.27	$ 1.34	$ 1.28	$ 1.09
Weighted average number of common shares used in computing earnings per common share attributable to Genpact Limited common shareholders
Basic	192,816,626		192,795,534	192,124,366	191,469,593	199,069,528	200,341,922	206,146,007	210,178,050	210,780,165	193,864,755	206,861,536	216,606,542
Diluted	196,288,569		196,862,168	194,947,699	193,732,406	202,655,937	203,431,310	209,376,683	213,803,134	213,892,964	197,049,552	210,126,023	219,145,044

[1]	During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon the adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in a net adjustment of $44.
[2]	During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in net adjustment of $44.